DISTRIBUTION RIGHTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Distribution Rights
Total	$ 6,554		$ 6,554
Distribution rights
Distribution Rights
Released	2,031		2,244
In production and not released	4,523		4,310
Total	6,554		6,554
Distribution rights that are expected to be amortized during the next twelve months	1,196
Percentage of expected amortization	100.00%
Expected amortization period	3 years
Impairment on the unamortized distribution costs of two films	194	982
Amortization expenses on the unamortized distribution costs of two films		0
Revenue on the unamortized distribution costs of two films		0
Discount rate (as a percent)	15.00%
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 11